Income Taxes - Schedule of Deferred Tax Recovery (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Deferred tax expense (recovery)	$ 11,375	$ (8,695)
Income tax (recovery) expense	$ 11,375	$ (8,695)